Share Based Payments - Schedule of Stock Option Activities (Details) - Equity Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activities [Line Items]
Number of options,balance (in Shares)	384,968	6,540,000	6,540,000
Weighted average exercise price per option, balance	$ 0.24	$ 0.44	$ 0.44
Weighted average grant-date fair value, balance	$ 0.35	$ 0.35	$ 0.35
Weighted average remaining contractual terms, balance		1 year	1 year 6 months 10 days
Aggregate intrinsic value, balance (in Dollars)
Number of options, Granted (in Shares)
Weighted average exercise price per option, Granted
Weighted average grant-date fair value, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of options, Exercised (in Shares)
Weighted average exercise price per option, Exercised
Weighted average grant-date fair value, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Number of options, Forfeited (in Shares)
Weighted average exercise price per option, Forfeited
Weighted average grant-date fair value, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Number of options, Expired (in Shares)	(384,968)	(6,155,032)
Weighted average exercise price per option, Expired	$ 0.24	$ 0.44
Weighted average grant-date fair value, Expired	$ 0.35	$ 0.35
Aggregate intrinsic value, Expired (in Dollars)
Number of options, ending balance (in Shares)		384,968	6,540,000
Weighted average exercise price per option, balance		$ 0.24	$ 0.44
Weighted average grant-date fair value, balance		$ 0.35	$ 0.35
Aggregate intrinsic value, balance (in Dollars)